Intangible Assets, Net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 7,778	$ 23,791	$ 48,089	$ 14,632